Fair value of financial instruments - Level 3 - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	$ 6,492	$ 0
Additions	7,183	8,750
Net changes in fair value	(2,976)	(2,258)
Sales	(5,750)	0
Balance at the end	4,949	6,492
Loans
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	0
Balance at the end	4,949	0
At fair value through profit or loss | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Sales	5,800
Balance at the end	4,900
At fair value through profit or loss | Debt instruments
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	6,492	0
Additions	1,433	8,750
Net changes in fair value	(2,175)	(2,258)
Sales	(5,750)	0
Balance at the end	0	6,492
At fair value through profit or loss | Loans
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	0	0
Additions	5,750	0
Net changes in fair value	(801)	0
Sales	0	0
Balance at the end	$ 4,949	$ 0